Partners' Capital (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Limited Partners' Capital Account [Line Items]
Units outstanding (in shares)	232,677,222	218,880,103
Effective limited partners' interest exclusive of general partner's incentive distribution rights (in hundredths)	0.98
Effective general partner's interest exclusive of incentive distribution rights (in hundredths)	0.02
Distribution Made to Member or Limited Partner [Line Items]
Amount of distribution per unit	$ 4.61	$ 4.40	$ 4.20
Amount of cash distributions paid	2,243,600,000	1,826,600,000	1,771,900,000
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Reduction in total cash distributions to general partner		170,000,000
Percentage of Petrohawk Energy Corporation's natural gas gathering and treating business (in hundredths)		0.50
Total distribution of cash from interim capital transactions		177,100,000
Total distribution of cash from interim capital transactions, per unit		0.56
Subsequent Event [Line Items]
Date of second amendment to at the market agreement	Feb. 25, 2011
Ordinal number of amendment to at the market agreement	2
Value of units available to be issued under second amended at the market agreement	1,200,000,000
Value of units available to be issued under first amended at the market agreement	600,000,000
Issuance of Equity [Member]
Subsequent Event [Line Items]
Units issued subsequent to period end (in shares)	160,510
Commissions paid on units issued subsequent to period end	100,000
Net proceeds on sales of units subsequent to period end	13,400,000
Distribution Declared [Member]
Subsequent Event [Line Items]
Date of subsequent event	Jan. 18, 2012
Amount of distribution occurring subsequent to period end, per unit	$ 1.16
Distribution Paid [Member]
Subsequent Event [Line Items]
Date of subsequent event	Feb. 14, 2012
Units issued subsequent to period end (in shares)	1,464,145
Fractional units issued subsequent to period end for each unit outstanding	0.014863
Incentive distribution to be paid to general partner subsequent to period end, net of amount waived related to KinderHawk acquisition	302,300,000
Incentive distribution waived for subsequent event distribution	7,200,000
Incentive distribution GP has agreed to waive in 2012	25,500,000
Incentive distribution GP has agreed to waive in 2013	3,500,000
General Partner [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Incentive distribution payments made during period	1,146,400,000	848,200,000	906,500,000
Reduction in required incentive distribution to general partner		168,300,000
Amount of waived incentive distribution related to equity issued to finance the acquisition of interest in Petrohawk Energy	28,400,000	11,100,000
Incentive distributions declared for period	1,174,100,000	880,500,000	932,300,000
Equity Issuance A [Member]
Schedule of Partnership Equity Issuance Transactions [Line Items]
Description of equity issuance transaction	2011-06-17	2010-05-07
Units issued for cash (in shares)	6,700,000	6,500,000
Net proceeds from units issued		417,400,000
Offering price of units, per share		$ 66.25
Issuance under at the market agreement [Member]
Schedule of Partnership Equity Issuance Transactions [Line Items]
Units issued for cash (in shares)	5,764,708	3,902,225
Net proceeds from units issued	421,400,000	266,300,000
Commissions on units issued under equity distribution agreement	3,200,000	2,000,000
Issuance related to TGS Acquisition [Member]
Schedule of Partnership Equity Issuance Transactions [Line Items]
Date units issued	2011-06-10
Offering price of units, per share	$ 73.01
Units issued as consideration in the acquisition of assets (in shares)	324,961
Units issued as consideration in the acquisition of assets	23,700,000
Overallotment on Offering A [Member]
Schedule of Partnership Equity Issuance Transactions [Line Items]
Description of equity issuance transaction	2011-06-27
Units issued for cash (in shares)	1,005,000
Issuance A and Overallotment [Member]
Schedule of Partnership Equity Issuance Transactions [Line Items]
Units issued for cash (in shares)	7,705,000
Net proceeds from units issued	533,900,000
Offering price of units, per share	$ 71.44
Issuance related to USD acquisition [Member]
Schedule of Partnership Equity Issuance Transactions [Line Items]
Date units issued		2010-01-15
Offering price of units, per share		$ 63.45
Units issued as consideration in the acquisition of assets (in shares)		1,287,287
Units issued as consideration in the acquisition of assets		81,700,000
Private Placement Issuance [Member]
Schedule of Partnership Equity Issuance Transactions [Line Items]
Date units issued		2010-07-02
Units issued for cash (in shares)		1,167,315
Net proceeds from units issued		75,000,000
Offering price of units, per share		$ 64.25
Cash Distribution A [Member]
Distribution Made to Member or Limited Partner [Line Items]
Amount of distribution per unit	$ 4.58	$ 4.32	$ 4.20
Unit Distribution A [Member]
Distribution Made to Member or Limited Partner [Line Items]
Units distributed (in shares)	6,601,402	6,369,724	7,540,357
Total Limited Partners [Member]
Limited Partners' Capital Account [Line Items]
Units outstanding (in shares)	336,500,011	316,101,490
Common units [Member] | KMI and Consolidated Affiliates [Member]
Limited Partners' Capital Account [Line Items]
Units outstanding (in shares)	14,646,428	14,646,428
Common units [Member] | General Partner [Member]
Limited Partners' Capital Account [Line Items]
Units outstanding (in shares)	1,724,000	1,724,000
Common units [Member] | Third Parties [Member]
Limited Partners' Capital Account [Line Items]
Units outstanding (in shares)	216,306,794	202,509,675
Class B units [Member] | Wholly-owned Subsidiary of KMI [Member]
Limited Partners' Capital Account [Line Items]
Units outstanding (in shares)	5,313,400	5,313,400
i-units [Member] | KMR [Member]
Limited Partners' Capital Account [Line Items]
Units outstanding (in shares)	98,509,389	91,907,987